As filed with the Securities and Exchange Commission on July 27, 2017

1933 Act Registration No. 333-215687

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-14

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933

☐	Pre-Effective Amendment No.	☒	Post-Effective Amendment No. 1

VIRTUS ASSET TRUST

Exact Name of Registrant as Specified in Charter

Area Code and Telephone Number: (800) 243-1574

101 Munson Street
Greenfield, Massachusetts 01301

(Address of Principal Executive Offices)

Kevin J. Carr, Esq.
Vice President, Chief Legal Officer,
Counsel and Secretary for the Registrant
Virtus Investment Partners, Inc.
100 Pearl Street
Hartford, Connecticut 06103

(Name and Address of Agent for Service)

Copies of All Correspondence to:
David C. Mahaffey, Esq.
Sullivan & Worcester LLP
1666 K Street, N.W.
Washington, DC 20006

This Amendment to the Registration Statement on Form N-14 of the Virtus Asset Trust, filed with the Securities and Exchange Commission on January 25, 2017 (Accession No. 0001571049-17-000638; File No. 333-215687), as amended, is being filed to add Exhibit 12(a) and 12(b) to the Registration Statement. No information contained in Parts A or B of the Registration Statement, as amended, which are incorporated herein by reference in their entity, is amended, deleted or superceded hereby.

It is proposed that this filing will become effective:

☒	immediately on filing pursuant to paragraph (b)
☐	on ____________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ____________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on _____ pursuant to paragraph (a)(2) of Rule 485.

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

VIRTUS ASSET TRUST

PART C

OTHER INFORMATION

Item 15.   Indemnification.

Article VII of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase, with Trust assets, insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is and other amounts or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 16.   Exhibits:

1.	Amended and Restated Agreement and Declaration of Trust dated January 18, 2017 filed via EDGAR with Post-Effective Amendment No. 26 (333-08045) on June 22, 2017 (“Post-Effective Amendment No. 26”), and incorporated herein by reference.

2.	Amended and Restated By-Laws of Registrant adopted January 18, 2017, incorporated herein by reference to Post-Effective Amendment No. 26.

3.	Not applicable.

4.	Form of Agreement and Plan of Reorganization. Exhibit A to the Prospectus contained in Part A of this Registration Statement.

5.	None other than as set forth in Exhibits 1 and 2.

6(a).	Investment Advisory Agreement between the Registrant and Virtus Fund Advisers, LLC (the “Adviser”) effective June 12, 2017, incorporated herein by reference to Post-Effective Amendment No. 26.

6(b).	Subadvisory Agreement between the Adviser and Ceredex Value Advisors LLC (“Ceredex”) dated June 20, 2017, on behalf of Virtus Ceredex Large-Cap Value Equity Fund, Virtus Ceredex Mid-Cap Value Equity Fund and Virtus Ceredex Small-Cap Value Equity Fund, incorporated herein by reference to Post-Effective Amendment No. 26.

6(c).	Subadvisory Agreement between the Adviser and Seix Investment Advisors, LLC (“Seix”) dated June 21, 2017, on behalf of Virtus Seix Core Bond Fund, Virtus Seix Corporate Bond Fund, Virtus Seix Total Return Bond Fund, Virtus Seix U.S. Mortgage Fund, Virtus Seix Limited Duration Fund, Virtus Seix Short-Term Bond Fund, Virtus Seix U.S. Government Securities Ultra-Short Bond Fund, Virtus Seix Ultra-Short Bond Fund, Virtus Seix Floating Rate High Income Fund, Virtus Seix High Income Fund, Virtus Seix High Yield Fund, Virtus Seix Georgia Tax-Exempt Bond Fund, Virtus Seix High Grade Municipal Bond Fund, Virtus Seix Investment Grade Tax-Exempt Bond Fund, Virtus Seix North Carolina Tax-Exempt Bond Fund, Virtus Seix Short-Term Municipal Bond Fund and Virtus Seix Virginia Intermediate Municipal Bond Fund, incorporated herein by reference to Post-Effective Amendment No. 26.

6(d).	Subadvisory Agreement between the Adviser and Silvant Capital Management, LLC (“Silvant”) dated June 20, 2017, on behalf of Virtus Silvant Large-Cap Growth Stock Fund and Virtus Silvant Small-Cap Growth Stock Fund, incorporated herein by reference to Post-Effective Amendment No. 26.

6(e).	Subadvisory Agreement between the Adviser and WCM Investment Management, dated June 20, 2017, on behalf of Virtus WCM International Equity Fund, incorporated herein by reference to Post-Effective Amendment No. 26.

6(f).	Subadvisory Agreement between the Adviser and Zevenbergen Capital Investments LLC dated June 21, 2017, on behalf of Virtus Zevenbergen Innovative Growth Stock Fund, incorporated herein by reference to Post-Effective Amendment No. 26.

7(a).	Underwriting Agreement between Registrant and VP Distributors, LLC (“VP Distributors”) dated as of June 12, 2017, incorporated herein by reference to Post-Effective Amendment No. 26.

7(b).	Form of Sales Agreement between VP Distributors and dealers, effective January, 2016, filed via EDGAR (as Exhibit e.2) with Post-Effective Amendment No. 35 (“Post Effective Amendment No. 35”) to the Registration Statement of Virtus Retirement Trust (“VRT”) (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

7(c)	Amended Annex A to Form of Sales Agreement between VP Distributors and dealers effective June 2017, incorporated herein by reference to Post-Effective Amendment No. 26.

8.	None.

9(a).	Master Custodian Agreement between RidgeWorth Funds and State Street Bank and Trust Company (“State Street”), dated August 30, 2010, filed via EDGAR (as Exhibit g.3) with Post-Effective Amendment No. 83 (“Post-Effective Amendment No. 83”) to the Registration Statement of RidgeWorth Funds (File No. 033-45671) on May 27, 2011, and incorporated herein by reference.

9(b)	Amendment to Master Custodian Agreement among Registrant, RidgeWorth Funds and State Street, dated May 26, 2017, incorporated herein by reference to Post-Effective Amendment No. 26.

10(a).	Class A Shares Distribution Plan of Registrant Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), adopted March 2, 2017, incorporated herein by reference to Post-Effective Amendment No. 26.

10(b)	Class C Shares Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, adopted March 2, 2017, incorporated herein by reference to Post-Effective Amendment No. 26.

10(c)	Class R Shares Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, adopted March 2, 2017, incorporated herein by reference to Post-Effective Amendment No. 26.

10(d)	Class T Shares Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, adopted March 2, 2017, incorporated herein by reference to Post-Effective Amendment No. 26.

10(e)	Amended and Restated Plan Pursuant to Rule 18f-3 under the 1940 Act, adopted January 18, 2017, incorporated herein by reference to Post-Effective Amendment No. 26.

11.	Opinion and consent of Kevin J. Carr, Esq. Filed via EDGAR with the Registration Statement (File No. 333-215687) on Form N-14 on January 25, 2017.

12(a)	Tax opinion and consent of Sullivan & Worcester LLP with respect to the merger of twenty six series of RidgeWorth Funds into series of the Trust. Filed herewith.

12(b)	Tax opinion and consent of Sullivan & Worcester LLP with respect to the merger of RidgeWorth Moderate Allocation Strategy, a series of RidgeWorth Funds, into Virtus Growth Allocation Strategy Fund, a series of the Trust. Filed herewith.

13(a)(1).	Amended and Restated Transfer Agency and Service Agreement by and among Virtus Equity Trust (“VET”), Virtus Insight Trust (“VIT”), Virtus Opportunities Trust (“VOT”), Virtus Retirement Trust (“VRT”) and VP Distributors (since assigned to Virtus Fund Services, LLC (“Virtus Fund Services”), dated January 1, 2010, filed via EDGAR (as Exhibit h.6) with Post-Effective Amendment No. 50 (“Post-Effective Amendment No. 50”) to VIT’s Registration Statement (File No. 033-64915) on February 25, 2010, and incorporated herein by reference.

13(a)(2)	Amendment to Amended and Restated Transfer Agency and Service Agreement by and among VET, VIT, VOT, VRT and VP Distributors (since assigned to Virtus Fund Services) effective as of April 14, 2010, filed via EDGAR (as Exhibit h.8) with Post-Effective Amendment No. 51 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2010, and incorporated herein by reference.

13(a)(3)	Second Amendment to Amended and Restated Transfer Agent and Service Agreement by and among VET, VIT, VOT, VRT and VP Distributors (since assigned to Virtus Fund Services) effective as of March 15, 2011, filed via EDGAR (as Exhibit h.16), with Post-Effective Amendment No. 52 (“Post-Effective Amendment No. 52”) to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

13(a)(4)	Corrected Third Amendment to Amended and Restated Transfer Agent and Service Agreement by and among VET, VIT, VOT, VRT and Virtus Fund Services, LLC, effective as of January 1, 2013, filed via EDGAR (as Exhibit h.1.c) with Post-Effective Amendment No. 104 (“Post-Effective Amendment No. 104”) to VET’s Registration Statement (File No. 002-16590) on July 28, 2015, and incorporated herein by reference.

13(a)(5)	Fourth Amendment to Amended and Restated Transfer Agency and Service Agreement by and among VET, VIT, VOT and Virtus Fund Services, effective as of January 1, 2015, incorporated herein by reference to Post-Effective Amendment No. 104.

13(a)(6)	Fifth Amendment to Amended and Restated Transfer Agency and Service Agreement by and among VET, VIT, VOT, VRT and Virtus Fund Services, effective as of January 8, 2016, incorporated herein by reference to Post-Effective Amendment No. 35.

13(a)(7)	Sixth Amendment to Amended and Restated Transfer Agency and Service Agreement by and among VET, VIT, VOT, VRT, Registrant and Virtus Fund Services, effective as of June 12, 2017, incorporated herein by reference to Post-Effective Amendment No. 26.

13(b)(1)	Transfer Agency and Service Agreement between RidgeWorth Funds and Boston Financial Data Services, Inc. (“BFDS”) dated August 20, 2010, filed via EDGAR (as Exhibit h.11) with Post-Effective Amendment No. 84 to the Registration Statement of RidgeWorth Funds (File No. 033-45671) on July 29, 2011, and incorporated herein by reference.

13(b)(2)	Amendment and Joinder to Transfer Agency and Service Agreement by and among Registrant, Virtus Fund Services, RidgeWorth Funds and BFDS dated May 2, 2017, incorporated herein by reference to Post-Effective Amendment No. 26.

13(c)(1)	Amended and Restated Administration Agreement by and among VET, VIT, VOT, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of January 1, 2010, incorporated herein by reference to Post-Effective Amendment No. 50.

13(c)(2)	First Amendment to Amended and Restated Administration Agreement by and among VET, VIT, VOT, VRT and VP Distributors (since assigned to Virtus Fund Services) effective as of April 14, 2010, incorporated herein by reference to Post-Effective Amendment No. 52.

13(c)(3)	Second Amendment to Amended and Restated Administration Agreement by and among VET, VIT, VOT, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of June 30, 2010, incorporated herein by reference to Post- Effective Amendment No. 52.

13(c)(4)	Third Amendment to Amended and Restated Administration Agreement by and among VET, VIT, VOT, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of September 14, 2010, incorporated herein by reference to Post-Effective Amendment No. 52.

13(c)(5)	Fourth Amendment to Amended and Restated Administration Agreement by and among VET, VIT, VOT, VRT and VP Distributors (since assigned to Virtus Fund Services) effective as of January 1, 2011, incorporated herein by reference to Post-Effective Amendment No. 52.

13(c)(6)	Fifth Amendment to Amended and Restated Administration Agreement by and among VET, VIT, VOT, VRT and VP Distributors (since assigned to Virtus Fund Services) effective as of March 15, 2011, incorporated herein by reference to Post-Effective Amendment No. 52.

13(c)(7)	Sixth Amendment to Amended and Restated Administration Agreement by and among VET, VIT, VOT, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of August 28, 2012, filed via EDGAR (as Exhibit h.3.f) with Post-Effective Amendment No. 56 (“Post-Effective Amendment No. 56”) to VIT’s Registration Statement (File No. 033-64915) on April 29, 2013, and incorporated herein by reference.

13(c)(8)	Seventh Amendment to Amended and Restated Administration Agreement by and among VET, VIT, VOT, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of December 18, 2012, incorporated herein by reference to Post-Effective Amendment No. 56.

13(c)(9)	Eighth Amendment to Amended and Restated Administration Agreement by and among VET, VIT, VOT, VRT and Virtus Fund Services, effective as of June 10, 2013, filed via EDGAR (as Exhibit h.3.h), with Post-Effective Amendment No. 64 to VOT’s Registration Statement (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

13(c)(10)	Ninth Amendment to Amended and Restated Administration Agreement by and among VET, VIT, VOT and Virtus Fund Services, effective as of December 18, 2013, filed via EDGAR (as Exhibit h.3.i), with Post-Effective Amendment No. 70 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

13(c)(11)	Tenth Amendment to Amended and Restated Administration Agreement by and among VET, VIT, VOT and Virtus Fund Services, effective as of November 13, 2014, filed via EDGAR (as Exhibit h.3.j) with Post-Effective Amendment No. 74 to VOT’s Registration Statement (File No. 033-65137) on November 12, 2014, and incorporated herein by reference.

13(c)(12)	Eleventh Amendment to Amended and Restated Administration Agreement by and among VET, VIT, VOT and Virtus Fund Services, effective as of January 1, 2015, filed via EDGAR (as Exhibit h.3.k) with Post-Effective Amendment No. 80 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2015, and incorporated herein by reference.

13(c)(13)	Twelfth Amendment to Amended and Restated Administration Agreement by and among VET, VIT, VOT and Virtus Fund Services, effective as of March 19, 2015, filed via EDGAR (as Exhibit h.3.l) with Post-Effective Amendment No. 82 to VOT’s Registration Statement (File No. 033-65137) on March 13, 2015, and incorporated herein by reference.

13(c)(14)	Thirteenth Amendment to Amended and Restated Administration Agreement by and among VET, VIT, VOT, VRT and Virtus Fund Services, effective as of January 8, 2016, incorporated herein by reference to Post-Effective Amendment No. 35.

13(c)(15)	Fourteenth Amendment to Amended and Restated Administration Agreement by and among VET, VIT, VOT, VRT and Virtus Fund Services, effective as of December 1, 2016, filed via EDGAR (as Exhibit h.3.n) with Post-Effective Amendment No. 92 to VOT’s Registration Statement (File No. 033-65137) on January 20, 2017, and incorporated herein by reference.

13(c)(16)	Fifteenth Amendment to Amended and Restated Administration Agreement by and among VET, VIT, VOT, VRT, VAT and Virtus Fund Services, effective as of June 12, 2017, incorporated herein by reference to Post-Effective Amendment No. 26.

13(d)(1)	Administration Agreement between RidgeWorth Funds and State Street dated August 30, 2010, incorporated herein by reference to Post-Effective Amendment No. 83.

13(d)(2)	Amendment and Joinder to Administration Agreement by and among Registrant, Virtus Fund Services, RidgeWorth Funds and State Street dated May 26, 2017, incorporated herein by reference to Post-Effective Amendment No. 26.

13(e)(1)	Securities Lending Management Agreement between RidgeWorth Funds and State Street dated March 11, 2015, filed via EDGAR (as Exhibit h.4) with Post-Effective Amendment No. 104 to the Registration Statement of RidgeWorth Funds (File No. 033-45671) on February 5, 2016, and incorporated herein by reference.

13(e)(2)	Amendment and Joinder to Securities Lending Management Agreement by and among Registrant, RidgeWorth Funds and State Street dated May 31, 2017, incorporated herein by reference to Post-Effective Amendment No. 26.

13(f)(1)	Expense Limitation Agreement between Registrant and the Adviser, effective as of June 12, 2017, incorporated herein by reference to Post-Effective Amendment No. 26.

14.	Consent of Independent Registered Public Accounting Firm. Filed via EDGAR with the Registration Statement (File No. 333-215687) on Form N-14 on January 25, 2017.

15.	Not applicable.

16(a)	Power of Attorney for George R. Aylward, Thomas J. Brown, Donald C. Burke, Roger A. Gelfenbien, John R. Mallin, Hassell H. McClellan, Philip R McLoughlin, Geraldine M. McNamara, James M. Oates, Richard E. Segerson and Ferdinand L.J. Verdonck, filed via EDGAR (as Exhibit q.1) with Post-Effective Amendment No. 21 to Virtus Asset Trust Registration Statement (File No. 333-08045) on April 11, 2017, and incorporated herein by reference.

16(b)	Power of Attorney for Sidney E. Harris and Connie D. McDaniel. Filed herewith.

17.	Form of Proxy Card. Filed via EDGAR with the Registration Statement (File No. 333-215687) on Form N-14 on January 25, 2017.

Item 17.   Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Hartford and State of Connecticut on the 27th day of July, 2017.

VIRTUS ASSET TRUST

By:	/s/ George R. Aylward
Name:	George R. Aylward
Title:	President

As required by the Securities Act of 1933, the following persons have signed this Registration Statement in the capacities indicated on the 27th day of July, 2017.

Signatures	Title

/s/ George R. Aylward George R. Aylward	President (Principal Executive Officer) and Trustee

/s/ W. Patrick Bradley W. Patrick Bradley	Chief Financial Officer and Treasurer (Principal Financial and Accounting Officer)

/s/ Thomas J. Brown Thomas J. Brown*	Trustee

/s/ Donald C. Burke Donald C. Burke*	Trustee

/s/ Roger A. Gelfenbien Roger A. Gelfenbien*	Trustee

/s/ Sidney E. Harris Sidney E. Harris*	Trustee

/s/ John R. Mallin John R. Mallin*	Trustee

/s/ Hassell H. McClellan Hassell H. McClellan*	Trustee

/s/ Connie D. McDaniel Connie D. McDaniel*	Trustee

/s/ Philip R. McLoughlin Philip R. McLoughlin*	Trustee and Chairman

/s/ Geraldine M. McNamara Geraldine M. McNamara*	Trustee

/s/ James M. Oates James M. Oates*	Trustee

/s/ Richard E. Segerson Richard E. Segerson*	Trustee

/s/ Ferdinand L.J. Verdonck Ferdinand L.J. Verdonck*	Trustee

*By:	/s/ George R. Aylward George R. Aylward Attorney-in-fact, pursuant to powers of attorney.

EXHIBIT INDEX

Exhibit	Item
12(a)	Tax opinion and consent of Sullivan & Worcester LLP with respect to the merger of twenty six series of RidgeWorth Funds into series of the Trust

12(b)	Tax opinion and consent of Sullivan & Worcester LLP with respect to the merger of RidgeWorth Moderate Allocation Strategy, a series of RidgeWorth Funds, into Virtus Growth Allocation Strategy Fund, a series of the Trust

16(b)	Power of Attorney for Sidney E. Harris and Connie D. McDaniel